RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

16.   RELATED PARTY TRANSACTIONS AND BALANCES

Related party balances

The amounts due to related parties is $nil, $668,983 and $6,748,353 as of December 31, 2009, 2010 and 2011, respectively, include payable to Changzhou Youze S&T Co., Ltd and Changzhou Junhe Mechanical Co., Ltd. controlled by Mr. Weizhong Wu and Mr. Weifeng Wu, respectively, the brothers of Ms. Chunyan Wu, for Trina China’s purchase of polysilicon and wafers.

Related party transactions

In 2009, 2010 and 2011, Trina China purchased wafers for a total price of RMB36,980,734 ($5,415,446), RMB 69,890,654 (US$10,553,196) and RMB 167,159,850 ($26,529,520), respectively, from Changzhou Youze S&T Co., Ltd., a company controlled by Mr. Weizhong Wu, the brother of Ms. Chunyan Wu. The transactions were approved by the audit committee.

In 2010 and 2011, Trina China purchased equipment maintenance services for a total price of RMB10,811,133 ($1,611,704) and RMB12,634,837 ($2,005,243), respectively, from Changzhou Junhe Mechanical Co., Ltd., a company controlled by Mr. Weifeng Wu, the brother of Ms. Chunyan Wu.

In 2010, Trina China provided PV technical consulting services for a total price of US$452,987 to Shanghai Zhenhe New Energy S&T Development Co., Ltd., a company in which Trina China holds a 20% interest. The transactions were approved by the audit committee. In 2011, the Company obtained a dividend of $137,511 from Shanghai Zhenhe New Energy S&T Development Co., Ltd., which was recorded in other income in the consolidated statements of operations.